Going Concern	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

As reflected in the Company’s consolidated financial statements, for the year ended December 31, 2019, the Company’s gross profit from its continuing operations decreased approximately $6.7 million or 47.5%, from approximately $14.0 million in fiscal year 2018 to approximately $7.4 million in fiscal year 2019. As a percentage of revenues, the cost of revenues from continuing operations increased approximately 23% to 75% in fiscal 2019 from 52% in fiscal 2018, which was mainly attributable to higher raw material cost for manufacturing and sales of the Company’s construction materials in fiscal 2019, as affected by more rigorous environmental protection procedures implemented by Chinese government which raised the quality standard of construction materials used in the municipal project construction. In addition, the Company incurred significant impairment loss on its fixed assets and bad debt expense on uncollectible accounts receivable and advance payments due to change in market conditions of our customers and suppliers as affected by the COVID-19 outbreak and spread. As a result, for fiscal 2019, the Company reported a net loss of approximately $15.1 million (including net loss from continuing operations of $12.3 million and net loss from discontinued operations of $2.8 million), as compared to the net income of approximately $4.6 million for fiscal 2018(consisting of net income from continuing operations of $2.7 million and net income from discontinued operations of $1.9 million). In addition, the Company’s working capital decreased by approximately $8.6 million from $8.8 million as of December 31, 2018 to a working capital of $0.2 million as of December 31, 2019. Also, the Company has large bank borrowings as of December 31, 2019 and some of the bank loans will mature and need to be repaid within the next 12 months. If the Company cannot renew existing loans or borrow additional loans from banks, the Company’s working capital may be further negatively impacted in fiscal 2020. In addition, in January 2020, the Company discontinued its machinery and equipment manufacturing business under Gu’an REIT (see Note 4), which may negatively impact the Company’s ability to fulfill customer orders if outsourcing of such manufacturing activities to third party suppliers cannot meet the expectation or higher purchase costs may shrink the Company’s profitability in this business sector. Furthermore, the outbreak and spread of the COVID-19 throughout China and worldwide has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties and challenges resulting from the COVID-19 outbreak, the Company temporarily closed its facilities and operations to until late March 2020. During this temporary business closure period, there was limited support from the Company’s employees, delayed access to raw material supplies, reduced customer sales orders, and the Company’s inability to promote the sales to customers on a timely basis. Based on the assessment of current economic environment, customer demand and sales trend, and the negative impact from COVID-19 outbreak and spread, there is an uncertainty that the Company’s revenue and operating cash flows may be significantly lower than expected for fiscal year 2020. The above-mentioned facts raised substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the date of this filing.

As of December 31, 2019, the Company has cash of approximately $0.9 million. In addition, the Company had outstanding accounts receivable of approximately $11.7 million (including accounts receivable from third party customers of $11.3 million and accounts receivable from related party customers of approximately $0.5 million), of which approximately $4.4 million or 37% has been subsequently collected back during January to September 2020 (including collection of $3.9 million from third party customers and collection of $0.5 million from related party customers), and become available for use as working capital.

As of December 31, 2019, the Company has outstanding bank loans of approximately $17.1 million from a PRC bank (including short-term loans of approximately $8.3 million, current portion of long-term loans of approximately $1.4 million and long-term loans of approximately $7.3 million). Subsequent to the year end, the Company repaid approximately $7.3 million bank loans, extended the loan repayment terms of approximately $0.5 million in bank loans, and also borrowed an additional $5.0 million in new bank loans. Management expects that it would be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history.

Currently, the Company is working to improve its liquidity and capital sources mainly through cash flow from its operations, renewal of bank borrowings and borrowing from related parties. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above , there is a substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the date of this filing.